Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities	The Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows:
	Year ended December 31,
	2024	2023
Deferred tax assets:
Net Operating Loss Carryforwards	$7,388,670	$3,684,694
Accrued Expenses	76,922	112,936
Stock Based Compensation	5,667	98,625
Charitable Contribution Carryforward	600	621
ROU Asset	(450,486)	(400,605)
Lease Liability	509,858	410,405
R&D Sec 174	1,376	1,830
Total deferred tax assets	7,532,607	3,908,505

Deferred tax liabilities:
Amortization/Depreciation	60,469	89,165
Total deferred tax liabilities	60,469	89,165

Valuation allowance	(7,472,138)	(3,819,340)
Net deferred Tax Assets (Liabilities)	$-	-

Schedule of Income Tax Benefit Provision and the Expected Income Tax

The differences between the total calculated income tax (benefit) provision and the expected income tax computed using the U.S. federal income tax rate are as follows:

	2024	2023
Tax benefit at statutory tax rate	(2,933,037)	(2,872,031)
State benefit, net of federal benefit	(511,292)	(210,273)
Beneficial conversion feature	-	868,825
Other permanent differences	27,484	3,713
Valuation allowance	3,652,798	2,209,897
Prior Period Adj	(235,953)	(131)
	$-	$-

Schedule of Income Tax Benefit	Income tax benefit consists of the following for the years ending December 31, 2024 and 2023:
	December 31 2024	December 31 2023
Current income benefit expense
Federal	$-	$-
State	-	-
	$-	$-